Other Income - Other Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Equity Method Investments [Line Items]
Other Income	$ 4,840	$ 15,639	$ 17,031
Revenue	480,820	569,016	512,279
Cash received in advance	20,878	17,459
Other Expense	34,982	24,520	10,447
KLC shares early repayment
Schedule Of Equity Method Investments [Line Items]
Other Income			14,995
Default credit insurance policy
Schedule Of Equity Method Investments [Line Items]
Insurance recoveries		4,044
Default counterparty
Schedule Of Equity Method Investments [Line Items]
Proceeds from Sale of Insurance Investments		7,203
Other income
Schedule Of Equity Method Investments [Line Items]
Insurance recoveries		3,551
Other expense | Navios Logistics
Schedule Of Equity Method Investments [Line Items]
Other (expense)/income - taxes other than income taxes	$ 11,976	$ 9,275	$ 7,912